EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	2018	2019	2020
	RMB	RMB	RMB

	(in thousands, except share and per share data)
Numerator:
Net income attributable to 51job, Inc.	1,252,319	532,318	1,097,276
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	61,318,292	65,049,597	67,101,601
Dilutive effect of share options	1,857,191	1,633,860	955,123
Denominator for diluted earnings per share	63,175,483	66,683,457	68,056,724
Basic earnings per share	20.42	8.18	16.35
Diluted earnings per share	19.82	7.98	16.12